Document and Entity Information	12 Months Ended
May 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2013
Entity Registrant Name	ShopEye, Inc.
Entity Central Index Key	0001525896
Entity Filer Category	Smaller Reporting Company